UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2015
  (unaudited)

■  CREDIT SUISSE TRUST
  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2015 (unaudited)

August 19, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the six-month period ended June 30, 2015.

Performance Summary
01/01/15 – 06/30/15

Fund & Benchmark	Performance
Credit Suisse Trust — Commodity Return Strategy Portfolio[1]	-2.30%
Bloomberg Commodity Index Total Return[2]	-1.56%

Market and Strategy Review:

Commodities were lower for the semiannual period ended June 30, 2015. The Bloomberg Commodity Index Total Return ("BCOM Index"), the Portfolio's benchmark index, was down 1.56%, with 12 out of 22 Index constituents trading lower.

For the six-month period ended June 30, 2015, the Portfolio underperformed its benchmark by 26 basis points excluding fees and fund expenses. Commodity strategies detracted from relative performance, while underlying cash management positively contributed to relative performance. Within the Portfolio's commodity exposure, forward curve positioning in agriculture had a negative impact relative to the benchmark, while forward curve positioning in the livestock, industrial metals and energy sectors had a positive impact relative to the benchmark.

Livestock was the worst performing sector, ending the period 11.15% lower. Lean hogs posted the largest decline, down 24.48%. A strong U.S. Dollar and weaker international economic growth resulted in a decline in U.S. pork exports in the first quarter of 2015 compared to the previous year. The lower rate of U.S. pork exports was also exacerbated as a California port slowdown limited transportation capabilities, causing local inventories to build. Live cattle also decreased after the U.S. Department of Agriculture ("USDA") reported an increase in beef production growth throughout the period.

Industrial metals decreased 10.35% for the period. Nickel led the sector lower, down 21.53%, amid continued increases in London Metal Exchange-tracked inventory levels and decreased demand prospects out of China. Chinese demand

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

concerns also weighed on copper and aluminum as economic growth remained lower for much of the period.

Precious metals ended the period 1.28% lower as positive economic data in the U.S. during the second half of the period increased expectations that the Federal Reserve would raise interest rates sooner than expected, and reduced demand for safe haven assets.

Agriculture declined 1.26% for the period. Coffee decreased 24.60%, mainly due to weakness in the Brazilian Real against the U.S. Dollar. At the start of the period, Brazil's main coffee-growing regions also received sufficient rainfall during the key cherry-growing season, improving this year's harvest outlook. Similarly, sugar decreased as a sharply stronger U.S. Dollar incentivized exports and favorable weather conditions in Brazil increased supply expectations at the start of harvest.

Energy increased 1.83%, led by gasoline. The U.S. Department of Energy ("DoE") reported larger-than-expected gasoline storage withdrawals throughout the period. Crude oil and other petroleum products also increased amid continued declines in rig counts and announced project deferrals by crude exploration and production companies. This increased expectations of slowing production growth and an easing of global oversupply, while demand continued to be robust.

Outlook:

After a slow start to the year, global growth showed some signs of acceleration. In the U.S., growth signals indicated steady improvement, including an increase in consumer sentiment levels which rose to a five-month high in June, back to near pre-financial crisis highs. This is largely due to an improved labor market, particularly a continued lowering of initial jobless claims figures and a decreasing unemployment rate. Despite signs of strength, Federal Reserve Chair Janet Yellen, following the June 17th Federal Open Market Committee meeting, cited that more "decisive" evidence of an economic recovery will be needed to justify an interest rate increase. Amplified uncertainty surrounding Greece and the Eurozone may cause the U.S. Federal Reserve to remain more cautious than it otherwise would to prevent disrupting a potentially fragile recovery. While Greece dominated the headlines, economic data out of Europe remained encouraging. Manufacturing and service sector data improved, indicating expansion at its highest level since 2011.

Chinese economic data remained mixed. While manufacturing data showed some signs of improvement, it continued to indicate that the economic health of the manufacturing sector is still uncertain. Tepid economic growth has led the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

central bank to remain willing to be accommodative, while also attempting to reign in excess speculation and help ease the transition from a manufacturing-focused economy to a more consumer-driven economy. Continued active monetary policy out of China may help pull the manufacturing sector along, which may be supportive of demand expectations of economically sensitive commodities.

Much of the global focus will remain on the impacts of a potential Greek exit from the Eurozone and the negative ramifications it may have on European and global growth. However, this will also further pressure the European Central Bank to maintain its accommodative stance. It may also add pressure on other central banks to maintain easier policy than they otherwise would. While these macroeconomic factors will likely continue to be important in the near term, fundamental factors of individual commodities are expected to continue to be the main driver of commodity returns in the long term.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, commodity exposure risk, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost.

At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2015; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

Average Annual Returns as of June 30, 20151

1 Year	5 Years	Since Inception[2]
(23.77)%	(4.25)%	(3.50)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratio is 1.09%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.05%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Inception Date February 28, 2006.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended June 30, 2015.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2015

Actual Portfolio Return
Beginning Account Value 01/01/15	$1,000.00
Ending Account Value 06/30/15	$977.00
Expenses Paid per $1,000*	$5.15
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/15	$1,000.00
Ending Account Value 06/30/15	$1,019.59
Expenses Paid per $1,000*	$5.26
Annualized Expense Ratios*	1.05%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect one-half year period.

  The "Expense Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Sector Breakdown*

United States Agency Obligations	74.62%
United States Treasury Obligations	18.57
Short-term Investments[1]	4.84
Commodity Indexed Structured Notes	1.97
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2015 (unaudited)

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2015, if applicable.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (1.9%)
$2,900	BNP Paribas, Commodity Index Linked Senior Unsecured Notes[1,2]	(A+, A1)	03/18/16	0.053	$3,054,321
1,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A3)	02/19/16	0.047	1,074,970
2,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A3)	03/31/16	0.047	1,720,600
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $6,200,000)					5,849,891
UNITED STATES AGENCY OBLIGATIONS (70.9%)
1,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/01/16	0.202	999,164
3,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/16	0.270	3,003,063
3,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	3,504,042
4,050	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/27/16	0.280	4,054,698
3,750	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	3,755,355
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/22/16	0.177	1,000,665
3,300	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	3,301,221
5,700	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.206	5,706,447
5,130	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/25/17	0.217	5,136,530
6,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/13/17	0.236	6,007,698
5,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/17	0.218	5,504,499
7,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/08/17	0.219	7,009,625
4,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.234	4,507,780
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/05/18	0.225	4,005,868
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.217	4,001,420
3,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.222	3,003,912
10,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.235	10,011,410
3,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/01/18	0.290	2,998,443
4,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/12/19	0.300	4,007,568
1,500	Federal Farm Credit Discount Notes	(AA+, Aaa)	02/12/16	0.202	1,498,682
5,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	10/22/15	0.100	4,998,605
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.231	999,260
4,200	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.232	4,196,892
6,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.242	6,295,243
4,600	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	4,591,895
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.293	998,011
1,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	06/03/16	0.310	1,496,114
3,500	Federal Home Loan Banks[1]	(AA+, Aaa)	10/07/15	0.220	3,500,770
4,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	4,002,448
4,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	4,002,100
1,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/16	0.310	1,000,127
2,900	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	2,898,939
3,700	Federal Home Loan Banks	(AA+, Aaa)	08/11/16	1.300	3,704,858
3,000	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	3,004,686
2,000	Federal Home Loan Banks	(AA+, Aaa)	12/18/17	1.100	2,000,896
1,300	Federal Home Loan Banks	(AA+, Aaa)	05/25/18	1.200	1,301,214
1,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	12/12/16	0.179	1,000,668
3,900	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/12/17	0.194	3,900,862

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$6,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/13/17	0.191	$6,006,204
2,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/17	0.700	2,500,568
3,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	3,002,277
2,875	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	2,878,565
4,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/11/17	1.000	4,505,868
3,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/05/17	1.100	3,500,319
4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/16/17	1.020	4,001,480
2,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	2,703,540
7,000	Federal National Mortgage Association[1]	(AA+, Aaa)	07/25/16	0.197	7,006,097
6,450	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.205	6,456,431
6,000	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.206	6,006,006
7,000	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.202	7,007,182
4,000	Federal National Mortgage Association	(AA+, Aaa)	10/12/17	1.060	4,001,024
6,500	Federal National Mortgage Association	(AA+, Aaa)	10/17/17	1.020	6,502,450
5,200	Federal National Mortgage Association	(AA+, Aaa)	04/27/18	1.625	5,242,463
2,400	Federal National Mortgage Association	(AA+, Aaa)	04/30/18	1.100	2,394,276
3,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/05/15	0.161	2,999,529
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/03/15	0.168	999,653
6,500	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.169	6,497,725
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.174	999,650
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $221,964,407)					222,122,985
UNITED STATES TREASURY OBLIGATIONS (17.6%)
2,500	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	01/31/16	0.060	2,500,055
10,500	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	04/30/16	0.084	10,502,457
5,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	07/31/16	0.085	5,001,440
5,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	10/31/16	0.068	5,000,285
1,000	United States Treasury Notes	(AA+, Aaa)	11/30/15	1.375	1,005,430
1,000	United States Treasury Notes	(AA+, Aaa)	12/31/15	2.125	1,009,844
5,600	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	5,607,874
1,000	United States Treasury Notes	(AA+, Aaa)	02/29/16	2.625	1,016,328
7,600	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	7,598,221
6,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	6,078,750
5,000	United States Treasury Notes[6]	(AA+, Aaa)	04/30/17	0.500	4,992,190
5,000	United States Treasury Notes[6]	(AA+, Aaa)	04/15/18	0.750	4,974,220
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $55,267,805)					55,287,094
Number of Shares
SHORT-TERM INVESTMENTS (6.1%)
4,629,635	State Street Navigator Prime Portfolio, 0.18%[7]				4,629,635

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2015 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS
$14,402	State Street Bank and Trust Co. Euro Time Deposit	07/01/15	0.010	$14,402,193
TOTAL SHORT-TERM INVESTMENTS (Cost $19,031,828)				19,031,828
TOTAL INVESTMENTS AT VALUE (96.5%) (Cost $302,464,040)				302,291,798
OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)				10,934,260
NET ASSETS (100.0%)				$313,226,058

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligations — The interest rate is the rate as of June 30, 2015.

2  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $2,795,570 or 0.9% of net assets.

4  At June 30, 2015, $2,500,055 in the value of this security has been pledged, to cover initial margin requirements for open futures contracts.

5  At June 30, 2015, $5,832,120 in the value of these securities have been pledged, as collateral for open swap contracts.

6  Security or portion thereof is out on loan (See note 2-J).

7  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2015.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2015 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$11,724,410	07/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	$212,906
USD	$28,694,308	07/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	549,339
USD	$2,206,274	07/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	42,793
USD	$16,660,951	07/27/15	CIBC	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	323,152
USD	$12,607,725	07/27/15	CIBC	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	228,933
USD	$5,602,836	07/27/15	Citigroup	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	108,674
USD	$35,684,683	07/27/15	Citigroup	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	647,968
USD	$7,998,719	07/27/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	155,141
USD	$10,305,106	07/27/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	187,124
USD	$2,527,574	07/27/15	Macquarie	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	49,024
USD	$25,844,770	07/27/15	Macquarie	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	494,681
USD	$19,023,421	07/27/15	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	368,974
USD	$22,864,271	07/27/15	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	415,173
USD	$26,157,126	07/27/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	474,965

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2015 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$6,374,992	07/27/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	$122,055
USD	$22,042,072	07/27/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	427,523
USD	$21,375,969	07/27/15	UBS	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	414,603
USD	$12,145,438	07/27/15	UBS	Commodity Index Return[1]	3-month T-Bill rate plus a negotiated dealer rate	220,539
						$5,443,567

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2015 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $4,629,635 (Cost $302,464,040) (Note 2)	$302,291,798[1]
Cash	50,073
Cash segregated at brokers for swap contracts (Note 2)	8,436,459
Unrealized appreciation on open swap contracts (Note 2)	5,443,567
Interest receivable	193,090
Receivable for portfolio shares sold	4,085
Prepaid expenses and other assets	1,929,289
Total assets	318,348,361
Liabilities
Investment advisory fee payable (Note 3)	122,096
Administrative services fee payable (Note 3)	20,840
Shareholder servicing/Distribution fee payable (Note 3)	62,770
Payable upon return of securities loaned (Note 2)	4,629,635
Payable for portfolio shares redeemed	67,543
Trustees' fee payable	5,926
Accrued expenses	213,493
Total liabilities	5,122,303
Net Assets
Capital stock, $.001 par value (Note 6)	61,381
Paid-in capital (Note 6)	341,632,314
Accumulated net investment loss	(1,104,255)
Accumulated net realized loss on investments, futures contracts and swap contracts	(32,634,707)
Net unrealized appreciation from investments and swap contracts	5,271,325
Net assets	$313,226,058
Shares outstanding	61,380,549
Net asset value, offering price and redemption price per share	$5.10

1  Including $4,533,837 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2015 (unaudited)

Investment Income
Interest	$405,589
Securities lending (net of rebates)	1,951
Total investment income	407,540
Expenses
Investment advisory fees (Note 3)	719,903
Administrative services fees (Note 3)	157,603
Shareholder servicing/Distribution fees (Note 3)	359,951
Transfer agent fees	188,580
Printing fees	49,164
Audit and tax fees	27,975
Legal fees	24,126
Trustees' fees	14,738
Custodian fees	14,340
Insurance expense	4,408
Commitment fees (Note 4)	2,831
Miscellaneous expense	3,657
Total expenses	1,567,276
Less: fees waived (Note 3)	(55,481)
Net expenses	1,511,795
Net investment loss	(1,104,255)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(3,796,685)
Net realized loss from futures contracts	(641,801)
Net realized loss from swap contracts	(18,907,195)
Net change in unrealized appreciation (depreciation) from investments	3,515,690
Net change in unrealized appreciation (depreciation) from futures contracts	524,092
Net change in unrealized appreciation (depreciation) from swap contracts	14,658,035
Net realized and unrealized loss from investments, futures contracts and swap contracts	(4,647,864)
Net decrease in net assets resulting from operations	$(5,752,119)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
From Operations
Net investment loss	$(1,104,255)	$(2,413,187)
Net realized loss from investments, futures contracts and swap contracts	(23,345,681)	(43,629,084)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	18,697,817	(9,515,026)
Net decrease in net assets resulting from operations	(5,752,119)	(55,557,297)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	51,574,007	90,873,036
Net asset value of shares redeemed	(5,650,743)	(19,300,733)
Net increase in net assets from capital share transactions	45,923,264	71,572,303
Net increase in net assets	40,171,145	16,015,006
Net Assets
Beginning of period	273,054,913	257,039,907
End of period	$313,226,058	$273,054,913
Accumulated net investment loss	$(1,104,255)	$—

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2015	For the Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$5.22	$6.29	$7.01	$7.16	$8.40	$7.66
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.05)	(0.05)	(0.06)	(0.07)[2]	(0.06)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.10)	(1.02)	(0.67)	(0.09)	(0.97)[2]	1.33[2]
Total from investment operations	(0.12)	(1.07)	(0.72)	(0.15)	(1.04)	1.27
LESS DIVIDENDS
Dividends from net investment income	—	—	—	—	(0.20)	(0.53)
Total dividends	—	—	—	—	(0.20)	(0.53)
Net asset value, end of period	$5.10	$5.22	$6.29	$7.01	$7.16	$8.40
Total return[3]	(2.30)%	(17.01)%	(10.27)%	(2.09)%	(12.65)%	16.66%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$313,226	$273,055	$257,040	$93,435	$110,688	$124,325
Ratio of net expenses to average net assets	1.05%[4]	1.05%	1.05%	1.05%	1.05%[2]	0.95%[2]
Ratio of net investment loss to average net assets	(0.77)%[4]	(0.83)%	(0.83)%	(0.80)%	(0.86)%[2]	(0.75)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.05%	0.28%	0.15%	0.01%[2]	0.14%[2]
Portfolio turnover rate	56%	96%	41%[5]	84%	165%	118%

1  Per share information is calculated using the average shares outstanding method.

2  Effective December 31, 2012, the Portfolio began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Portfolio reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.06% and 0.04% for the years ended December 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.03% for the years ended December 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover calculation does not include $170,753,807 of in-kind subscription.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return ("BCOM Index"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission with respect to the Portfolio. The Portfolio intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total net assets in the Subsidiary. As of June 30, 2015, the Portfolio held $56,610,063 in the Subsidiary, representing 18.1% of the Portfolio's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the six months ended June 30, 2015, the net realized loss on securities held in the Subsidiary was $19,542,277.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and its Subsidiary.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$5,849,891	$—	$5,849,891
United States Agency Obligations	—	222,122,985	—	222,122,985
United States Treasury Obligations	—	55,287,094	—	55,287,094
Short-Term Investments	—	19,031,828	—	19,031,828
	$—	$302,291,798	$—	$302,291,798
Other Financial Instruments*
Swap Contracts	$—	$5,443,567	$—	$5,443,567

*Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended June 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report. However, the Portfolio does invest indirectly in derivative instruments through the Subsidiary. For the six months ended June 30, 2015, the consolidated Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	$5,443,567	Unrealized depreciation on open swap contracts	$—

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(641,801)	Net change in unrealized appreciation (depreciation) from futures contracts	$524,092
	Net realized loss from swap contracts	(18,907,195)	Net change in unrealized appreciation (depreciation) from swap contracts	14,658,035
		$(19,548,996)		$15,182,127

The notional amount of futures contracts and swap contracts at the six months ended June 30, 2015 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2015, the consolidated portfolio

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

held average monthly notional values on a net basis of $2,757,806, $2,767,371 and $270,370,908 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets net of related collateral held by the Portfolio at June 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$805,038	$—	$—	$(805,038)	$—
CIBC	552,085	—	(552,085)	—	—
Citigroup	756,642	—	—	(756,642)	—
JPMorgan Chase	342,265	—	—	(342,265)	—
Macquarie	543,705	—	—	(543,705)	—
Morgan Stanley	784,147	—	(784,147)	—	—
Societie Generale	1,024,543	—	(1,024,543)	—	—
UBS	635,142	—	—	(635,142)	—
	$5,443,567	$—	$(2,360,775)	$(3,082,792)	$—

(a)  Swap contracts are included.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the BCOM Index through investing in structured notes designed to track the performance of the BCOM Index. The Portfolio has received a private letter ruling from the Internal Revenue Service ("IRS") which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the BCOM Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Subsidiary, seek to track the performance of the BCOM Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2015, the Portfolio had no open futures contracts.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2015, the amount of restricted cash held at brokers for the Portfolio was $8,436,459.

I) COMMODITY INDEXED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of the BCOM Index. The structured notes are often leveraged, increasing the volatility

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2015, the value of these securities comprised 1.9% of the Portfolio's net assets and resulted in unrealized depreciation of $350,109.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. As of June 30, 2015, the Portfolio had investment securities on loan with a fair value of $4,533,837 and a related liability of $4,629,635 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Portfolio and is included in level 2 of the fair value hierarchy. For the six months ended June 30, 2015, the value of the related collateral exceeded the value of the securities loaned.

The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2015, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

arrangements was $4,269, of which $1,972 was rebated to borrowers (brokers). The Portfolio retained $1,951 in income from the cash collateral investment, and SSB, as lending agent, was paid $346. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2015, investment advisory fees earned and fees waived/ expenses reimbursed were $719,903 and $55,481, respectively. Credit Suisse currently voluntarily waives fees and reimburses expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Portfolio's average daily net assets. These voluntary waivers may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Portfolio. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2015, co-administrative services fees earned by Credit Suisse were $129,582.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $28,021.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2015, the Portfolio paid Rule 12b-1 distribution fees of $359,951.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2015, the Portfolio paid $175,772, which is included in the Portfolio's transfer agent expense.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2015

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 4. Line of Credit

and during the six months ended June 30, 2015, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$2,900,000	$4,463,134	$173,018,823	$130,155,160

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Portfolio offers capital shares of the Portfolio shares. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2014
Shares sold	10,165,756	14,537,536
Shares redeemed	(1,114,770)	(3,050,777)
Net increase	9,050,986	11,486,759

On June 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 7. Contingencies

be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2015 (unaudited)

Note 8. Other Matters

independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Portfolio was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Portfolio, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Portfolio.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Portfolio. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Portfolio, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Portfolio that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Portfolio or on the ability of Credit Suisse or CSSU to perform services for the Portfolio.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 27, 2015.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0615

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2015

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer and Treasurer
Date:	September 1, 2015